UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Truepoint, Inc.
Address: 4901 Hunt Road, Suite 200
         Cincinniti, OH  45242

13F File Number:  028-13017

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Janel E. Carroll
Title:     Chief Compliance Officer
Phone:     513-792-6648

Signature, Place, and Date of Signing:

  /s/  Janel E. Carroll     Cincinnati, OH     May 17, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    20

Form 13F Information Table Value Total:    $245,375 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CINCINNATI FINL CORP           COM              172062101      205     7108 SH       SOLE                        0        0     7108
CONSTELLATION ENERGY PRTNR L   COM UNIT LLC B   21038E101      125    35707 SH       SOLE                        0        0    35707
GENERAL ELECTRIC CO            COM              369604103      506    27822 SH       SOLE                        0        0    27822
ISHARES TR                     MSCI GRW IDX     464288885    25810   455686 SH       SOLE                   455686        0        0
ISHARES TR INDEX               MSCI EAFE IDX    464287465      240     4303 SH       SOLE                     4303        0        0
ISHARES TR INDEX               RUSL 2000 VALU   464287630      419     6576 SH       SOLE                     6576        0        0
ISHARES TR INDEX               RUSSELL 3000     464287689     1341    19502 SH       SOLE                    19502        0        0
ISHARES TR INDEX               RUSSELL1000GRW   464287614      301     5807 SH       SOLE                    24900        0        0
PROCTER & GAMBLE CO            COM              742718109     8049   127227 SH       SOLE                        0        0   127227
SIGNET JEWELERS LIMITED        SHS              G81276100      242     7495 SH       SOLE                        0        0     7495
SPDR SERIES TRUST              BRCLYS SHRT ETF  78464A425      609    25439 SH       SOLE                    25439        0        0
VANGUARD BD INDEX FD INC       INTERMED TERM    921937819      520     6480 SH       SOLE                     6480        0        0
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827     1079    13491 SH       SOLE                    13491        0        0
VANGUARD INDEX FDS             GROWTH ETF       922908736    20297   365411 SH       SOLE                   365411        0        0
VANGUARD INDEX FDS             MCAP GR IDXVIP   922908538    35874   688309 SH       SOLE                   688309        0        0
VANGUARD INDEX FDS             REIT ETF         922908553    27531   564045 SH       SOLE                   564045        0        0
VANGUARD INDEX FDS             SM CP VAL ETF    922908611      219     3654 SH       SOLE                     3654        0        0
VANGUARD INDEX FDS             STK MRK ETF      922908769   120819  2027505 SH       SOLE                  2027505        0        0
VANGUARD TAX-MANAGED FD        EUROPE PAC ETF   921943858      781    22570 SH       SOLE                    22570        0        0
VANGUARD WORLD FD              MEGA VALUE 300   921910840      408    11063 SH       SOLE                    11063        0        0